Related Party Transactions -Joint ventures (Details) $ in Thousands	Jun. 30, 2024 CAD ($)
Related Party Transactions
Accounts receivable - unconsolidated affiliates	$ 1,160
Accounts payable - unconsolidated affiliates	$ 5,472